Employee Benefits – 401(k) Plan (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Employee Benefits – 401(k) Plan [Abstract]
Compensation percentage	4.00%
Compensation expenses	$ 120	$ 127